Statements Of Operations (The Series Of The Frontier Fund - Frontier Master, Balanced And Berkeley/Graham/Tiverton Series) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Frontier Masters Series [Member]
Investment Income:
Interest - net	$ 1,026,007	[1]	$ 941,795	[1]	$ 292,218	[1]
Total Income/(loss)	1,026,007	[1]	941,795	[1]	292,218	[1]
Expenses:
Incentive Fees	805,663	[1]	490,628	[1]	9,073	[1]
Management Fees	1,439,579	[1]	1,093,634	[1]	336,955	[1]
Service Fees - Class 1	809,423	[1]	675,234	[1]	95,272	[1]
Trading Fees	1,411,575	[1]	1,507,560	[1]	444,862	[1]
Total Expenses	4,466,240	[1]	3,767,056	[1]	886,162	[1]
Investment income/(loss) - net	(3,440,233)	[1]	(2,825,261)	[1]	(593,944)	[1]
Realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on futures, forwards, and options	(3,513,968)	[1]
Net change in open trade equity/(deficit)	792,372	[1]
Net realized gain/(loss) on swap contracts	2,061,339	[1]
Net unrealized gain/(loss) on swap contracts	(1,607,804)	[1]	3,474,611	[1]	(1,864,032)	[1]
Net unrealized gain/(loss) on U.S. Treasury securities	5,038	[1]	192,745	[1]	52,370	[1]
Trading commissions	(68,034)	[1]
Net change in inter-series payables			(829,341)	[1]	815,865	[1]
Change in fair value of investments in unconsolidated trading companies	4,724,104	[1]	6,007,106	[1]	682,798	[1]
Net gain/(loss) on investments	2,393,047	[1]	8,845,121	[1]	(312,999)	[1]
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS	(1,047,186)	[1]	6,019,860	[1]	(906,943)	[1]
Less: Operations attributable to non-controlling interests	(27,734)	[1],[2]
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS	(1,019,452)	[1],[2]	6,019,860	[1],[2]	(906,943)	[1],[2]
Frontier Masters Series [Member] | Managing Owner Class 1 [Member]
Realized and unrealized gain/(loss) on investments:
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS	(746)	[2]	2,338	[2]	(1,523)	[2]
Frontier Masters Series [Member] | Managing Owner Class 2 [Member]
Realized and unrealized gain/(loss) on investments:
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS	(6,945)	[2]	61,487	[2]	(2,149)	[2]
Frontier Masters Series [Member] | Limited Owners Class 1 [Member]
Realized and unrealized gain/(loss) on investments:
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS	(829,415)	[2]	3,421,875	[2]	(614,393)	[2]
Frontier Masters Series [Member] | Limited Owners Class 2 [Member]
Realized and unrealized gain/(loss) on investments:
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS	(182,346)	[2]	2,534,160	[2]	(288,878)	[2]
Frontier Masters Series [Member] | Total Owner Class One [Member]
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT	$ (2.71)	[1]	$ 8.50	[1]	$ (5.54)	[1]
Frontier Masters Series [Member] | Total Owner Class Two [Member]
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT	$ (0.98)	[1]	$ 10.44	[1]	$ (4.63)	[1]
Balanced Series [Member]
Investment Income:
Interest - net	534,877	[3]	404,451	[3]	901,710	[3]
Total Income/(loss)	534,877	[3]	404,451	[3]	901,710	[3]
Expenses:
Incentive Fees	13,141,331	[3]	13,893,116	[3]	7,386,253	[3]
Management Fees	2,615,058	[3]	2,253,874	[3]	1,555,348	[3]
Service Fees - Class 1	7,074,592	[3]	8,595,406	[3]	9,120,995	[3]
Trading Fees	1,760,639	[3]	1,810,726	[3]	1,937,150	[3]
Total Expenses	24,591,620	[3]	26,553,122	[3]	19,999,746	[3]
Investment income/(loss) - net	(24,056,743)	[3]	(26,148,671)	[3]	(19,098,036)	[3]
Realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on futures, forwards, and options	52,383,136	[3]	27,742,406	[3]	24,948,863	[3]
Net change in open trade equity/(deficit)	(70,076,328)	[3]	17,459,669	[3]	(17,024,041)	[3]
Net realized gain/(loss) on swap contracts	4,529,039	[3]
Net unrealized gain/(loss) on swap contracts	(19,161,366)	[3]	8,790,928	[3]	(12,051,820)	[3]
Net unrealized gain/(loss) on U.S. Treasury securities	16,555	[3]	595,392	[3]	(2,354,829)	[3]
Trading commissions	(4,914,236)	[3]	(4,075,189)	[3]	(1,528,958)	[3]
Net change in inter-series receivables	(2,475,914)	[3]	2,200,706	[3]	(5,590,378)	[3]
Change in fair value of investments in unconsolidated trading companies	45,347,382	[3]	29,620,482	[3]	13,109,866	[3]
Net gain/(loss) on investments	5,648,268	[3]	82,334,394	[3]	(491,297)	[3]
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS	(18,408,475)	[3]	56,185,723	[3]	(19,589,333)	[3]
Less: Operations attributable to non-controlling interests	(6,164,402)	[3]	14,493,972	[3]	(438,431)	[3]
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS	(12,244,073)	[3]	41,691,751	[3]	(19,150,902)	[3]
Balanced Series [Member] | Managing Owner Class 1a [Member]
Realized and unrealized gain/(loss) on investments:
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS					(3)
Balanced Series [Member] | Managing Owner Class 2 [Member]
Realized and unrealized gain/(loss) on investments:
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS	(48,244)		292,672		(104,950)
Balanced Series [Member] | Managing Owner Class 2a [Member]
Realized and unrealized gain/(loss) on investments:
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS	(6,566)		19,863		(4,861)
Balanced Series [Member] | Limited Owners Class 1 [Member]
Realized and unrealized gain/(loss) on investments:
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS	(10,220,419)		30,096,947		(16,376,424)
Balanced Series [Member] | Limited Owners Class 1a [Member]
Realized and unrealized gain/(loss) on investments:
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS	(202,038)		461,105		(598,966)
Balanced Series [Member] | Limited Owners Class 2 [Member]
Realized and unrealized gain/(loss) on investments:
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS	(1,519,167)		9,923,923		(1,927,648)
Balanced Series [Member] | Limited Owners Class 2a [Member]
Realized and unrealized gain/(loss) on investments:
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS	(118,843)		407,260		(102,895)
Balanced Series [Member] | Total Owner Class One [Member]
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT	$ (7.45)	[3]	$ 13.41	[3]	$ (6.63)	[3]
Balanced Series [Member] | Total Owner Class OneA [Member]
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT	$ (7.91)	[3]	$ 10.86	[3]	$ (6.59)	[3]
Balanced Series [Member] | Total Owner Class Two [Member]
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT	$ (4.44)	[3]	$ 20.45	[3]	$ (3.43)	[3]
Balanced Series [Member] | Total Owner Class TwoA [Member]
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT	$ (5.31)	[3]	$ 16.06	[3]	$ (3.70)	[3]
Balanced Series [Member] | Total Owner Class ThreeA [Member]
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT	$ (5.30)	[3]	$ 16.06	[3]	$ (4.37)	[3]
Berkeley/Graham/Tiverton Series [Member]
Investment Income:
Interest - net	106,784	[4]	8,268	[4]	293,910	[4]
Total Income/(loss)	106,784	[4]	8,268	[4]	293,910	[4]
Expenses:
Incentive Fees	29,678	[4]	270,462	[4]	222,963	[4]
Management Fees	1,240,589	[4]	2,289,188	[4]	2,291,126	[4]
Service Fees - Class 1	1,422,634	[4]	1,927,715	[4]	2,148,431	[4]
Trading Fees	280,872	[4]	360,892	[4]	421,502	[4]
Total Expenses	2,973,773	[4]	4,848,257	[4]	5,084,022	[4]
Investment income/(loss) - net	(2,866,989)	[4]	(4,839,989)	[4]	(4,790,112)	[4]
Realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on futures, forwards, and options			4,500,964	[4]	(1,617,478)	[4]
Net change in open trade equity/(deficit)			2,345,538	[4]	(760,231)	[4]
Net realized gain/(loss) on swap contracts	(6,252)	[4],[5]
Net unrealized gain/(loss) on swap contracts	2,447	[4]
Net unrealized gain/(loss) on U.S. Treasury securities	2,768	[4]	144,737	[4]	(467,310)	[4]
Trading commissions			(69,462)	[4]	(99,835)	[4]
Change in fair value of investments in unconsolidated trading companies	(4,026,248)	[4]	3,570,155	[4]	2,247,382	[4]
Net realized gain/ (loss) on investment in Berkeley Quantitative Colorado Fund, LLC	(135,775)	[4]
Net unrealized gain/(loss) on investment in Berkeley Quantitative Colorado Fund, LLC	(2,238,083)	[4]	153,203	[4]
Net gain/(loss) on investments	(6,401,143)	[4]	10,645,135	[4]	(697,472)	[4]
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS	(9,268,132)	[4],[5]	5,805,146	[4],[5]	(5,487,584)	[4],[5]
Less: Operations attributable to non-controlling interests			1,892,545	[4],[5]	(1,336,526)	[4],[5]
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS	(9,268,132)	[4],[5]	3,912,601	[4],[5]	(4,151,058)	[4],[5]
Berkeley/Graham/Tiverton Series [Member] | Managing Owner Class 2 [Member]
Realized and unrealized gain/(loss) on investments:
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS	(8,650)	[5]	11,018	[5]	(7,368)	[5]
Berkeley/Graham/Tiverton Series [Member] | Limited Owners Class 1 [Member]
Realized and unrealized gain/(loss) on investments:
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS	(8,391,772)	[5]	3,266,796	[5]	(3,926,382)	[5]
Berkeley/Graham/Tiverton Series [Member] | Limited Owners Class 2 [Member]
Realized and unrealized gain/(loss) on investments:
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS	$ (867,710)	[5]	$ 634,787	[5]	$ (217,308)	[5]
Berkeley/Graham/Tiverton Series [Member] | Total Owner Class One [Member]
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT	$ (19.44)	[4]	$ 5.81	[4]	$ (5.89)	[4]
Berkeley/Graham/Tiverton Series [Member] | Total Owner Class Two [Member]
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT	$ (19.89)	[4]	$ 10.63	[4]	$ (3.04)	[4]

[1]	The Frontier Masters Series began trading operations on June 9, 2009.
[2]	The Frontier Masters Series began trading operations on June 9, 2009
[3]	The Balanced Series Class 3a began trading operations on June 4, 2009.
[4]	Formerly known as the Campbell/Graham/Tiverton Series.
[5]	Formerly the Campbell/Graham/Tiverton Series.